Commitments and contingencies (Details 2) $ in Thousands	Dec. 31, 2024 USD ($)
IfrsStatementLineItems [Line Items]
Non-cancellable sale and leaseback contracts of aircraft leases	$ 709,683
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Non-cancellable sale and leaseback contracts of aircraft leases	25,096
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Non-cancellable sale and leaseback contracts of aircraft leases	56,634
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Non-cancellable sale and leaseback contracts of aircraft leases	59,140
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Non-cancellable sale and leaseback contracts of aircraft leases	59,140
Later Than Four Years [Member]
IfrsStatementLineItems [Line Items]
Non-cancellable sale and leaseback contracts of aircraft leases	$ 509,673